Schedule of Investments (unaudited) June 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Teledyne Technologies Inc.(a)	142,158	$38,932,811

Air Freight & Logistics — 0.4%
XPO Logistics Inc.(a)(b)	411,116	23,766,616

Airlines — 0.7%
JetBlue Airways Corp.(a)(b)	2,315,006	42,804,461

Auto Components — 1.6%
Adient PLC	667,365	16,196,949
Dana Inc.	1,107,037	22,074,318
Delphi Technologies PLC	676,601	13,532,020
Gentex Corp.	530,831	13,063,751
Goodyear Tire & Rubber Co. (The)	1,788,653	27,366,391
Visteon Corp.(a)(b)	217,056	12,715,140

		104,948,569

Automobiles — 0.4%
Thor Industries Inc.	402,004	23,497,134

Banks — 11.5%
Associated Banc-Corp.	1,262,953	26,698,826
BancorpSouth Bank	367,881	10,683,264
Bank of Hawaii Corp.	167,860	13,917,273
Bank OZK	929,006	27,953,791
Cathay General Bancorp.	587,556	21,099,136
Chemical Financial Corp.	550,833	22,644,745
Commerce Bancshares Inc.	273,072	16,291,475
Cullen/Frost Bankers Inc.	485,337	45,456,663
East West Bancorp. Inc.	559,799	26,181,799
First Horizon National Corp.	2,425,884	36,218,448
FNB Corp.	1,346,623	15,849,753
Fulton Financial Corp.	1,298,555	21,257,345
Hancock Whitney Corp.	658,509	26,379,871
Home BancShares Inc./AR	656,001	12,634,579
International Bancshares Corp.	418,550	15,783,520
PacWest Bancorp.	914,111	35,494,930
Pinnacle Financial Partners Inc.	556,472	31,986,011
Prosperity Bancshares Inc.	510,919	33,746,200
Signature Bank/New York NY	169,298	20,457,970
Sterling Bancorp./DE	806,014	17,151,978
Synovus Financial Corp.	1,211,561	42,404,635
TCF Financial Corp.	1,263,353	26,265,109
Texas Capital Bancshares Inc.(a)(b)	386,097	23,694,773
Trustmark Corp.	497,999	16,558,467
Umpqua Holdings Corp.	1,697,323	28,158,589
United Bankshares Inc./WV	784,675	29,103,596
Valley National Bancorp.	2,551,314	27,503,165
Webster Financial Corp.	709,237	33,880,251
Wintrust Financial Corp.	435,875	31,888,615

		737,344,777

Biotechnology — 0.8%
Exelixis Inc.(a)(b)	1,137,444	24,307,178
United Therapeutics Corp.(a)(b)	337,012	26,307,157

		50,614,335

Building Products — 0.5%
Resideo Technologies Inc.(a)	944,643	20,706,575
Trex Co. Inc.(a)(b)	158,336	11,352,691

		32,059,266

Security	Shares	Value

Capital Markets — 2.5%
Eaton Vance Corp., NVS	342,208	$14,759,431
Evercore Inc., Class A	173,999	15,411,091
Federated Investors Inc., Class B	384,629	12,500,443
Interactive Brokers Group Inc., Class A	185,154	10,035,347
Janus Henderson Group PLC	1,261,011	26,985,635
Legg Mason Inc.	666,162	25,500,681
SEI Investments Co.	443,487	24,879,621
Stifel Financial Corp.	544,345	32,149,016

		162,221,265

Chemicals — 2.7%
Ashland Global Holdings Inc.	482,521	38,587,204
Cabot Corp.	197,891	9,441,380
Ingevity Corp.(a)(b)	138,412	14,556,790
Minerals Technologies Inc.(b)	270,744	14,487,512
NewMarket Corp.	22,849	9,161,078
Olin Corp.	1,267,173	27,763,760
PolyOne Corp.	599,451	18,816,767
Scotts Miracle-Gro Co. (The)	108,726	10,709,511
Sensient Technologies Corp.	172,766	12,694,846
Valvoline Inc.	838,704	16,379,889

		172,598,737

Commercial Services & Supplies — 1.7%
Brink’s Co. (The)	180,298	14,636,591
Clean Harbors Inc.(a)	164,059	11,664,595
Deluxe Corp.	335,660	13,647,935
Healthcare Services Group Inc.	257,118	7,795,818
Herman Miller Inc.	452,620	20,232,114
HNI Corp.	334,247	11,825,659
Stericycle Inc.(a)(b)	658,305	31,434,064

		111,236,776

Communications Equipment — 0.9%
InterDigital Inc.	100,054	6,443,478
Lumentum Holdings Inc.(a)(b)	282,096	15,066,747
NetScout Systems Inc.(a)	538,328	13,668,148
Plantronics Inc.	105,741	3,916,647
ViaSat Inc.(a)(b)	219,088	17,706,692

		56,801,712

Construction & Engineering — 3.1%
AECOM(a)(b)	1,210,353	45,811,861
Dycom Industries Inc.(a)(b)	241,626	14,224,523
EMCOR Group Inc.	431,490	38,014,269
Fluor Corp.	1,076,375	36,263,074
Granite Construction Inc.	360,178	17,353,376
MasTec Inc.(a)(b)	475,301	24,492,260
Valmont Industries Inc.	168,562	21,375,347

		197,534,710

Construction Materials — 0.2%
Eagle Materials Inc.(b)	166,293	15,415,361

Consumer Finance — 0.4%
Navient Corp.	1,638,360	22,363,614

Containers & Packaging — 1.9%
AptarGroup Inc.	218,744	27,198,629
Greif Inc., Class A, NVS	110,881	3,609,176
Owens-Illinois Inc.	1,194,099	20,622,090
Silgan Holdings Inc.	598,470	18,313,182
Sonoco Products Co.	769,602	50,285,795

		120,028,872

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	33,460	$23,088,404
Sotheby’s(a)	135,137	7,855,514

		30,943,918

Electric Utilities — 2.0%
ALLETE Inc.	397,113	33,043,773
Hawaiian Electric Industries Inc.	426,699	18,582,742
IDACORP Inc.	166,349	16,706,430
OGE Energy Corp.	677,524	28,835,421
PNM Resources Inc.	612,145	31,164,302

		128,332,668

Electrical Equipment — 1.8%
Acuity Brands Inc.	307,045	42,344,576
EnerSys	109,174	7,478,419
Hubbell Inc.	163,600	21,333,440
nVent Electric PLC	1,222,656	30,309,642
Regal Beloit Corp.	157,837	12,896,861

		114,362,938

Electronic Equipment, Instruments & Components — 4.2%
Arrow Electronics Inc.(a)(b)	652,591	46,510,161
Avnet Inc.	817,672	37,016,011
Belden Inc.(b)	303,836	18,099,511
Cognex Corp.(b)	672,275	32,255,754
Coherent Inc.(a)(b)	186,087	25,376,684
Jabil Inc.	1,070,159	33,817,024
SYNNEX Corp.	318,802	31,370,117
Tech Data Corp.(a)(b)	280,665	29,357,559
Vishay Intertechnology Inc.	1,016,125	16,786,385

		270,589,206

Energy Equipment & Services — 1.2%
Apergy Corp.(a)(b)	291,285	9,769,699
Core Laboratories NV	149,854	7,834,367
McDermott International Inc.(a)(b)	1,397,442	13,499,290
Oceaneering International Inc.(a)	759,574	15,487,714
Patterson-UTI Energy Inc.	1,604,197	18,464,307
Transocean Ltd.(a)(b)	2,111,853	13,536,978

		78,592,355

Entertainment — 0.3%
Cinemark Holdings Inc.	450,218	16,252,870

Equity Real Estate Investment Trusts (REITs) — 8.0%
Alexander & Baldwin Inc.	522,223	12,063,351
Brixmor Property Group Inc.	1,170,282	20,924,642
Camden Property Trust	305,068	31,846,048
CoreCivic Inc.	475,586	9,873,165
CoreSite Realty Corp.	113,534	13,075,711
Corporate Office Properties Trust	860,910	22,702,197
Cousins Properties Inc.	570,165	20,622,868
Douglas Emmett Inc.	596,526	23,765,596
EPR Properties	197,454	14,728,094
First Industrial Realty Trust Inc.	341,451	12,544,910
GEO Group Inc. (The)	539,585	11,336,681
Healthcare Realty Trust Inc.	407,526	12,763,714
Highwoods Properties Inc.	415,010	17,139,913
Hospitality Properties Trust	1,263,744	31,593,600
JBG SMITH Properties	278,506	10,956,426
Kilroy Realty Corp.	776,733	57,330,663
Lamar Advertising Co., Class A	269,872	21,781,369
Liberty Property Trust	513,273	25,684,181
Mack-Cali Realty Corp.	242,940	5,658,073

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	531,611	$14,980,798
PotlatchDeltic Corp.	519,914	20,266,248
PS Business Parks Inc.	66,006	11,123,991
Rayonier Inc.	409,130	12,396,639
Sabra Health Care REIT Inc.	1,380,794	27,187,834
Senior Housing Properties Trust	1,827,870	15,116,485
Tanger Factory Outlet Centers Inc.	420,648	6,818,704
Taubman Centers Inc.	192,588	7,863,368
Urban Edge Properties	461,486	7,997,552
Weingarten Realty Investors	377,955	10,363,526

		510,506,347

Food & Staples Retailing — 1.0%
Casey’s General Stores Inc.	281,780	43,954,862
Sprouts Farmers Market Inc.(a)(b)	907,365	17,140,125

		61,094,987

Food Products — 1.8%
Flowers Foods Inc.	707,586	16,465,526
Hain Celestial Group Inc. (The)(a)(b)	688,131	15,070,069
Ingredion Inc.	513,111	42,326,526
Sanderson Farms Inc.	149,818	20,459,146
TreeHouse Foods Inc.(a)(b)	431,844	23,362,761

		117,684,028

Gas Utilities — 1.7%
New Jersey Resources Corp.	686,339	34,159,092
ONE Gas Inc.	194,539	17,566,872
Southwest Gas Holdings Inc.	410,751	36,811,505
Spire Inc.	218,234	18,314,197

		106,851,666

Health Care Equipment & Supplies — 0.3%
Cantel Medical Corp.(b)	147,842	11,921,979
Inogen Inc.(a)(b)	60,487	4,038,112

		15,960,091

Health Care Providers & Services — 1.1%
Acadia Healthcare Co. Inc.(a)(b)	682,324	23,847,224
Covetrus Inc.(a)(b)	406,677	9,947,319
MEDNAX Inc.(a)(b)	665,685	16,795,232
Patterson Companies Inc.	637,569	14,600,330
Tenet Healthcare Corp.(a)(b)	354,457	7,323,082

		72,513,187

Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)(b)	1,280,308	14,889,982
Medidata Solutions Inc.(a)(b)	191,290	17,313,658

		32,203,640

Hotels, Restaurants & Leisure — 3.1%
Boyd Gaming Corp.	614,050	16,542,507
Caesars Entertainment Corp.(a)(b)	4,502,098	53,214,798
Cheesecake Factory Inc. (The)	160,264	7,006,742
Cracker Barrel Old Country Store Inc.	83,140	14,194,492
Dunkin’ Brands Group Inc.	260,316	20,736,773
International Speedway Corp., Class A	95,018	4,265,358
Jack in the Box Inc.	73,381	5,972,480
Marriott Vacations Worldwide Corp.	300,006	28,920,578
Papa John’s International Inc.	84,990	3,800,753
Penn National Gaming Inc.(a)(b)	343,185	6,609,743
Six Flags Entertainment Corp.	292,270	14,519,974
Texas Roadhouse Inc.	179,327	9,624,480
Wyndham Destinations Inc.	252,052	11,065,083

		196,473,761

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 1.8%
KB Home	649,774	$16,718,685
NVR Inc.(a)	10,384	34,996,676
Tempur Sealy International Inc.(a)(b)	155,202	11,387,171
Toll Brothers Inc.	1,018,170	37,285,385
TRI Pointe Group Inc.(a)(b)	1,093,949	13,094,570
Tupperware Brands Corp.	246,845	4,697,460

		118,179,947

Household Products — 0.1%
Energizer Holdings Inc.	239,444	9,252,116

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	158,451	22,248,105

Insurance — 8.6%
Alleghany Corp.(a)	111,172	75,720,361
American Financial Group Inc./OH	545,180	55,864,595
Brighthouse Financial Inc.(a)(b)	890,857	32,685,543
CNO Financial Group Inc.	1,230,777	20,529,360
First American Financial Corp.	862,311	46,306,101
Genworth Financial Inc., Class A(a)(b)	2,136,451	7,926,233
Hanover Insurance Group Inc. (The)	181,591	23,298,125
Kemper Corp.	274,019	23,645,099
Mercury General Corp.	112,532	7,033,250
Old Republic International Corp.	2,190,589	49,025,382
Reinsurance Group of America Inc.	481,461	75,122,360
RenaissanceRe Holdings Ltd.	339,689	60,468,039
WR Berkley Corp.(b)	1,113,544	73,415,956

		551,040,404

Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	243,015	4,792,256

IT Services — 1.8%
CACI International Inc., Class A(a)(b)	191,379	39,154,230
KBR Inc.	576,749	14,384,120
Perspecta Inc.	1,076,535	25,201,684
Science Applications International Corp.	391,128	33,856,040

		112,596,074

Leisure Products — 1.4%
Brunswick Corp./DE	670,173	30,754,239
Mattel Inc.(a)(b)	1,355,254	15,192,397
Polaris Industries Inc.	441,596	40,286,803

		86,233,439

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International Inc.(a)(b)	165,016	23,415,771
Syneos Health Inc.(a)(b)	197,868	10,109,076

		33,524,847

Machinery — 4.6%
AGCO Corp.	496,155	38,486,743
Colfax Corp.(a)(b)	732,805	20,540,524
Crane Co.	160,087	13,357,659
Donaldson Co. Inc.	343,996	17,495,637
Graco Inc.	525,179	26,353,482
Lincoln Electric Holdings Inc.	227,049	18,690,674
Nordson Corp.	226,709	32,036,249
Oshkosh Corp.	538,314	44,943,836
Terex Corp.	481,975	15,134,015
Timken Co. (The)	526,991	27,055,718
Toro Co. (The)	319,309	21,361,772

Security	Shares	Value

Machinery (continued)
Trinity Industries Inc.	998,766	$20,724,394

		296,180,703

Marine — 0.3%
Kirby Corp.(a)(b)	228,392	18,042,968

Media — 1.2%
AMC Networks Inc., Class A(a)(b)	177,820	9,689,412
Cable One Inc.	14,476	16,951,251
John Wiley & Sons Inc., Class A	125,144	5,739,104
Meredith Corp.	308,408	16,980,944
TEGNA Inc.	1,664,251	25,213,403

		74,574,114

Metals & Mining — 3.1%
Carpenter Technology Corp.	364,117	17,470,334
Commercial Metals Co.	907,954	16,206,979
Compass Minerals International Inc.	260,323	14,304,749
Reliance Steel & Aluminum Co.	517,199	48,937,369
Royal Gold Inc.	181,260	18,577,337
Steel Dynamics Inc.	1,709,598	51,629,860
U.S. Steel Corp.	1,326,109	20,302,729
Worthington Industries Inc.	299,790	12,069,545

		199,498,902

Multi-Utilities — 0.8%
MDU Resources Group Inc.	1,523,734	39,312,337
NorthWestern Corp.	162,958	11,757,420

		51,069,757

Multiline Retail — 0.1%
Dillard’s Inc., Class A(b)	137,067	8,536,533

Oil, Gas & Consumable Fuels — 2.4%
Chesapeake Energy Corp.(a)(b)	4,101,912	7,998,728
EQT Corp.	1,965,463	31,073,970
Matador Resources Co.(a)(b)	286,580	5,697,210
Oasis Petroleum Inc.(a)(b)	2,077,303	11,799,081
PBF Energy Inc., Class A	497,353	15,567,149
Range Resources Corp.	1,604,912	11,202,286
SM Energy Co.	793,586	9,935,697
Southwestern Energy Co.(a)(b)	2,246,119	7,097,736
World Fuel Services Corp.	518,001	18,627,316
WPX Energy Inc.(a)(b)	3,053,353	35,144,093

		154,143,266

Paper & Forest Products — 0.6%
Domtar Corp.	485,398	21,614,773
Louisiana-Pacific Corp.	540,704	14,177,259

		35,792,032

Personal Products — 0.4%
Edgewell Personal Care Co.(a)	212,096	5,715,987
Nu Skin Enterprises Inc., Class A	426,828	21,051,157

		26,767,144

Pharmaceuticals — 0.6%
Catalent Inc.(a)(b)	481,255	26,088,834
Prestige Consumer Healthcare Inc.(a)(b)	399,165	12,645,547

		38,734,381

Professional Services — 0.7%
ManpowerGroup Inc.	460,167	44,452,132

Real Estate Management & Development — 0.8%
Jones Lang LaSalle Inc.(b)	351,843	49,500,792

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 2.2%
Avis Budget Group Inc.(a)	490,937	$17,261,345
Genesee & Wyoming Inc., Class A(a)(b)	217,376	21,737,600
Knight-Swift Transportation Holdings Inc.(b)	959,270	31,502,427
Landstar System Inc.	110,988	11,985,594
Old Dominion Freight Line Inc.(b)	164,635	24,573,420
Ryder System Inc.	410,005	23,903,292
Werner Enterprises Inc.	333,316	10,359,461

		141,323,139

Semiconductors & Semiconductor Equipment — 2.4%
Cirrus Logic Inc.(a)(b)	447,059	19,536,478
First Solar Inc.(a)(b)	583,501	38,324,346
MKS Instruments Inc.	418,136	32,568,613
Synaptics Inc.(a)(b)	116,304	3,389,099
Teradyne Inc.	501,007	24,003,245
Universal Display Corp.(b)	111,124	20,897,979
Versum Materials Inc.	259,943	13,407,860

		152,127,620

Software — 1.2%
Blackbaud Inc.(b)	143,776	12,005,296
CDK Global Inc.	552,038	27,292,759
LogMeIn Inc.	383,259	28,238,523
Manhattan Associates Inc.(a)(b)	154,036	10,679,316

		78,215,894

Specialty Retail — 2.2%
Aaron’s Inc.(b)	244,681	15,025,860
American Eagle Outfitters Inc.	1,258,576	21,269,934
AutoNation Inc.(a)(b)	439,188	18,419,545
Bed Bath & Beyond Inc.(b)	1,016,082	11,806,873
Dick’s Sporting Goods Inc.	519,499	17,990,250
Michaels Companies Inc. (The)(a)	690,281	6,005,445
Murphy USA Inc.(a)(b)	230,484	19,367,571
Sally Beauty Holdings Inc.(a)(b)	342,783	4,572,725
Signet Jewelers Ltd.	402,522	7,197,093
Williams-Sonoma Inc.	290,987	18,914,155

		140,569,451

Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp.(a)(b)	923,858	28,731,984

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	170,405	16,621,304
Skechers U.S.A. Inc., Class A(a)(b)	1,033,744	32,552,598

		49,173,902

Security	Shares	Value

Thrifts & Mortgage Finance — 0.9%
New York Community Bancorp. Inc.	3,591,485	$35,843,020
Washington Federal Inc.	618,792	21,614,405

		57,457,425

Trading Companies & Distributors — 1.1%
GATX Corp.	155,940	12,364,483
MSC Industrial Direct Co. Inc., Class A	163,070	12,109,578
NOW Inc.(a)(b)	458,347	6,765,202
Watsco Inc.	247,918	40,542,030

		71,781,293

Water Utilities — 0.6%
Aqua America Inc.	896,158	37,074,056

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	722,800	21,973,120

Total Common Stocks — 99.8% (Cost: $5,850,353,259)		6,378,118,474

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	398,364,194	398,563,376
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	5,477,065	5,477,065

		404,040,441

Total Short-Term Investments — 6.3% (Cost: $403,916,368)		404,040,441

Total Investments in Securities — 106.1% (Cost: $6,254,269,627)		6,782,158,915

Other Assets, Less Liabilities — (6.1)%		(388,393,159)

Net Assets — 100.0%		$6,393,765,756

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	286,662,983	111,701,211	398,364,194	$398,563,376	$272,803	(a)	$3,471	$39,619
BlackRock Cash Funds: Treasury, SL Agency Shares	8,018,310	(2,541,245)	5,477,065	5,477,065	63,824		—	—

				$404,040,441	$336,627		$3,471	$39,619

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Mid-Cap 400 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	71	09/20/19	$13,845	$295,073

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,378,118,474	$—	$—	$6,378,118,474
Money Market Funds	404,040,441	—	—	404,040,441

	$6,782,158,915	$—	$—	$6,782,158,915

Derivative financial instruments(a)
Assets
Futures Contracts	$295,073	$—	$—	$295,073

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares